UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW GLOBAL HIGH YIELD FUND

FORM N-Q

JANUARY 31, 2015

LEGG MASON BW GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 72.8%
CONSUMER DISCRETIONARY - 11.9%
Diversified Consumer Services - 0.8%
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Bonds	7.875%	6/1/21	220,000		$226,600

Hotels, Restaurants & Leisure - 1.1%
Arcos Dorados Holdings Inc., Senior Notes	10.250%	7/13/16	895,000	BRL	311,370	(a)

Media - 8.3%
Altice SA, Senior Secured Bonds	7.250%	5/15/22	320,000	EUR	380,584	(a)
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	365,000		372,300
Columbus International Inc., Senior Notes	7.375%	3/30/21	400,000		411,500	(a)
Numericable-SFR, Senior Secured Bonds	6.000%	5/15/22	200,000		204,580	(a)
United Group BV, Senior Secured Notes	7.875%	11/15/20	290,000	EUR	351,081	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	1/15/25	375,000	GBP	587,277	(a)

Total Media					2,307,322

Specialty Retail - 1.7%
Edcon Pty Ltd., Senior Secured Notes	9.500%	3/1/18	260,000	EUR	234,182	(a)
Edcon Pty Ltd., Senior Secured Notes	9.500%	3/1/18	170,000		134,317	(a)
Edcon Pty Ltd., Senior Secured Notes	9.500%	3/1/18	100,000	EUR	90,852	(a)

Total Specialty Retail					459,351

TOTAL CONSUMER DISCRETIONARY					3,304,643

CONSUMER STAPLES - 13.7%
Beverages - 2.6%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	9.750%	11/17/15	1,925,000	BRL	705,935

Food & Staples Retailing - 0.7%
Bakkavor Finance 2 PLC, Senior Secured Notes	8.250%	2/15/18	130,000	GBP	199,967	(a)

Food Products - 6.8%
Agrokor DD, Senior Notes	8.875%	2/1/20	260,000		281,372	(a)
Boparan Finance PLC, Senior Notes	5.250%	7/15/19	355,000	GBP	470,559	(a)
H.J. Heinz Co., Secured Notes	4.875%	2/15/25	300,000		300,750	(a)
JBS Investment GmbH, Senior Notes	7.250%	4/3/24	825,000		819,225	(a)

Total Food Products					1,871,906

Tobacco - 3.6%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	370,000		308,950
Vector Group Ltd., Senior Subordinated Secured Notes	7.750%	2/15/21	660,000		700,425

Total Tobacco					1,009,375

TOTAL CONSUMER STAPLES					3,787,183

ENERGY - 7.4%
Oil, Gas & Consumable Fuels - 7.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Senior Notes	9.625%	10/15/18	405,000		324,000
Bonanza Creek Energy Inc., Senior Notes	6.750%	4/15/21	550,000		492,250
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.250%	11/1/19	400,000		305,000
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp., Senior Notes	6.500%	4/1/19	175,000		136,937
Penn Virginia Corp., Senior Notes	8.500%	5/1/20	535,000		444,050
Tullow Oil PLC, Senior Notes	6.250%	4/15/22	400,000		336,000	(a)

TOTAL ENERGY					2,038,237

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 6.4%
Capital Markets - 2.5%
Jefferies Finance LLC/JFIN Co.-Issuer Corp., Senior Notes	7.375%	4/1/20	750,000		$705,000	(a)

Consumer Finance - 1.2%
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	450,000		342,000	(a)

Diversified Financial Services - 2.7%
Cabot Financial Luxembourg SA, Senior Secured Bonds	6.500%	9/15/18	200,000	GBP	278,949	(a)
Cabot Financial Luxembourg SA, Senior Secured Notes	10.375%	10/1/19	120,000	GBP	197,734	(a)
DFC Finance Corp., Senior Secured Notes	10.500%	6/15/20	355,000		262,700	(a)

Total Diversified Financial Services					739,383

TOTAL FINANCIALS					1,786,383

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.1%
Triumph Group Inc., Senior Notes	5.250%	6/1/22	600,000		591,000

Airlines - 1.6%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., Senior Notes	8.375%	5/10/20	430,000		434,300	(a)

Commercial Services & Supplies - 1.1%
Safway Group Holding LLC/Safway Finance Corp., Secured Notes	7.000%	5/15/18	310,000		301,568	(a)

Construction & Engineering - 1.8%
Abengoa Finance SAU, Senior Notes	8.875%	2/5/18	240,000	EUR	276,624	(a)
Grupo Isolux Corsan Finance BV, Senior Bonds	6.625%	4/15/21	220,000	EUR	214,293	(a)

Total Construction & Engineering					490,917

Trading Companies & Distributors - 2.6%
Fly Leasing Ltd., Senior Notes	6.750%	12/15/20	730,000		735,475

TOTAL INDUSTRIALS					2,553,260

INFORMATION TECHNOLOGY - 2.7%
Electronic Equipment, Instruments & Components - 1.4%
Anixter Inc., Senior Notes	5.125%	10/1/21	140,000		143,325
MMI International Ltd., Senior Secured Notes	8.000%	3/1/17	250,000		248,750	(a)

Total Electronic Equipment, Instruments & Components					392,075

Internet Software & Services - 1.3%
Rolta Americas LLC, Senior Bonds	8.875%	7/24/19	400,000		363,000	(a)

TOTAL INFORMATION TECHNOLOGY					755,075

MATERIALS - 9.4%
Chemicals - 3.9%
Hexion US Finance Corp., Senior Secured Notes	6.625%	4/15/20	550,000		516,656
Tronox Finance LLC, Senior Notes	6.375%	8/15/20	555,000		549,450

Total Chemicals					1,066,106

Construction Materials - 2.0%
Cemex Finance LLC, Senior Secured Notes	6.000%	4/1/24	600,000		564,900	(a)

Containers & Packaging - 2.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.250%	1/15/22	210,000	EUR	236,113	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	500,000		505,000	(a)

Total Containers & Packaging					741,113

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - 0.8%
Constellium NV, Senior Bonds	5.750%	5/15/24	250,000		$219,688	(a)

TOTAL MATERIALS					2,591,807

TELECOMMUNICATION SERVICES - 10.8%
Diversified Telecommunication Services - 7.0%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	915,000		890,295	(a)
Telecom Italia Capital SA, Senior Notes	6.375%	11/15/33	625,000		662,500
Wind Acquisition Finance SA, Senior Bonds	7.375%	4/23/21	400,000		388,000	(a)

Total Diversified Telecommunication Services					1,940,795

Wireless Telecommunication Services - 3.8%
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	100,000	EUR	113,000	(a)
Eircom Finance Ltd., Senior Secured Notes	9.250%	5/15/20	350,000	EUR	430,106	(a)
T-Mobile USA Inc., Senior Notes	6.500%	1/15/24	500,000		518,750

Total Wireless Telecommunication Services					1,061,856

TOTAL TELECOMMUNICATION SERVICES					3,002,651

UTILITIES - 1.3%
Electric Utilities - 1.3%
Viridian Group FundCo II, Senior Secured Notes	11.125%	4/1/17	291,000	EUR	350,204	(a)

TOTAL CORPORATE BONDS & NOTES (Cost - $22,192,098)					20,169,443

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.2%
Auburn Securities PLC, 2003 A2	1.155%	11/1/39	144,400	GBP	215,327	(b)(c)
Banc of America Commercial Mortgage Trust, 2007-3 B	5.591%	6/10/49	330,000		337,003	(c)
Bankinter Fondo de Titulizacion de Activos, 2013 A2	0.219%	7/17/49	395,609	EUR	430,339	(b)(c)
Fondo de Titulizacion de Activos UCL, 2016 A2	0.232%	6/16/49	377,120	EUR	381,550	(b)(c)
IM Pastor Fondo de Titulizacion de Activos, 2004 A	0.219%	3/22/44	437,397	EUR	443,720	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AM	5.466%	6/12/47	705,000		752,249	(c)
LB-UBS Commercial Mortgage Trust, 2005-C7 F	5.350%	11/15/40	210,000		197,847	(c)
TDA CAM Fondo de Titulizacion de Activos, 2008 A	0.211%	2/26/49	205,365	EUR	212,572	(b)(c)
TDA Fondo de Titulizacion de Activos, 2024-A1	0.209%	6/22/40	68,910	EUR	74,653	(b)(c)
TDA Fondo de Titulizacion de Activos, 2027-A2	0.229%	12/28/50	192,987	EUR	208,986	(b)(c)
Wachovia Bank Commercial Mortgage Trust, 2006-C26 AJ	6.002%	6/15/45	130,000		131,039	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $3,702,986)					3,385,285

SENIOR LOANS - 2.0%
HEALTH CARE - 2.0%
Pharmaceuticals - 2.0%
Capsugel Holdings U.S. Inc., New Term Loan B (Cost - $547,961)	3.500%	8/1/18	549,649		543,007	(d)(e)

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 3.4%
Italy - 1.5%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	4.750%	9/1/44	260,000	EUR	$419,702	(b)

Portugal - 1.9%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	5.650%	2/15/24	355,000	EUR	505,401	(b)

TOTAL SOVEREIGN BONDS (Cost - $910,073)			925,103

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $27,353,118)			25,022,838

	RATE	SHARES
SHORT-TERM INVESTMENTS - 6.0%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $1,663,359)	0.088%	1,663,359	1,663,359

TOTAL INVESTMENTS - 96.4% (Cost - $29,016,477#)			26,686,197
Other Assets in Excess of Liabilities - 3.6%			1,006,130

TOTAL NET ASSETS - 100.0%			$27,692,327

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(e)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global High Yield Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$20,169,443	—	$20,169,443
Collateralized mortgage obligations	—	3,385,285	—	3,385,285
Senior loans	—	543,007	—	543,007
Sovereign bonds	—	925,103	—	925,103

Total long-term investments	—	$25,022,838	—	$25,022,838

Short-term investments†	$1,663,359	—	—	1,663,359

Total investments	$1,663,359	$25,022,838	—	$26,686,197

Other financial instruments:
Futures contracts	$13,559	—	—	$13,559
Forward foreign currency contracts	—	$731,372	—	731,372

Total other financial instruments	$13,559	$731,372	—	$744,931

Total	$1,676,918	$25,754,210	—	$27,431,128

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$96,929	—	$96,929

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$150,715
Gross unrealized depreciation	(2,480,995)

Net unrealized depreciation	$(2,330,280)

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	2	3/15	$344,316	$357,875	$13,559

At January 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,690,000	USD	1,000,000	HSBC Bank USA, N.A.	2/5/15	$1,955
USD	1,069,540	BRL	2,690,000	HSBC Bank USA, N.A.	2/5/15	67,584
USD	5,019,318	EUR	3,995,000	Citibank, N.A.	2/10/15	504,690
USD	277,158	EUR	225,000	Citibank, N.A.	2/10/15	22,892
EUR	1,280,000	USD	1,485,056	HSBC Bank USA, N.A.	2/10/15	(38,567)
EUR	615,000	USD	697,570	HSBC Bank USA, N.A.	2/10/15	(2,577)
USD	794,799	EUR	685,000	HSBC Bank USA, N.A.	2/10/15	20,701
USD	149,817	EUR	120,000	JPMorgan Chase & Co.	2/10/15	14,208
USD	122,878	EUR	100,000	JPMorgan Chase & Co.	2/10/15	9,871
USD	105,506	EUR	85,000	JPMorgan Chase & Co.	2/10/15	9,450
EUR	110,000	USD	137,355	Morgan Stanley & Co.	2/10/15	(13,047)
EUR	190,000	USD	233,644	Morgan Stanley & Co.	2/10/15	(18,930)
EUR	130,000	USD	146,482	Morgan Stanley & Co.	2/10/15	427
USD	113,001	EUR	100,000	UBS AG	2/10/15	(6)
USD	300,757	GBP	191,000	Citibank, N.A.	3/13/15	13,146
USD	1,530,531	GBP	975,000	HSBC Bank USA, N.A.	3/13/15	62,358
INR	17,700,000	USD	279,140	Barclays Bank PLC	3/18/15	4,090
MXN	11,820,000	USD	807,212	HSBC Bank USA, N.A.	4/13/15	(22,049)
USD	975,097	BRL	2,690,000	HSBC Bank USA, N.A.	5/7/15	(1,753)

Total						$634,443

Abbreviations used in this table:

BRL	— Brazilian Real
GBP	— Great British Pound
EUR	— Euro
INR	— India Rupee
MXN	— Mexican Peso
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 18, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 18, 2015